Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a policy or practice regarding option grant timing because we do not currently grant stock options and have not since the closing of our business combination with Motive Capital Corp ("Motive") on March 21, 2022 (the "Business Combination"). Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity grants, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We did not grant stock options to any of our NEOs in fiscal year 2024.

Award Timing Method
We do not have a policy or practice regarding option grant timing because we do not currently grant stock options and have not since the closing of our business combination with Motive Capital Corp ("Motive") on March 21, 2022 (the "Business Combination"). Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity grants, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We did not grant stock options to any of our NEOs in fiscal year 2024.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false